Income Tax - Schedule of Expected Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
US Federal statutory rate	21.00%	21.00%
Adjustment for Deferred Tax	16.30%	124.00%
PPP Loan forgiveness	3.20%	0.00%
Change in Federal Valuation Allowance	(9.40%)	0.00%
Non-controlling interest	(1.30%)	0.00%
Other	(0.40%)	0.00%
Effective Tax Rate	(3.20%)	145.00%